Other Financial Liabilities (debt) - Movement of the changes derived from the financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities debt [Line Items]
Cash flows from (used in) financing activities	$ (35,258)	$ (100,618)	$ (74,052)
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	911,675	1,118,538
Additions	3,328	550
Payments	(314,376)	(210,479)
Long term to short term transfers	0	0
Others change in other financial liabilities	2,041	3,066
Other financial liabilities	602,668	911,675	1,118,538
Leases, Current [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	8,855	8,119
Additions	1,477	464
Payments	(9,376)	(10,479)
Long term to short term transfers	9,402	10,751
Others change in other financial liabilities	(135)	0
Other financial liabilities	10,223	8,855	8,119
Noncurrent, Leases [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	76,944	87,609
Additions	1,851	86
Payments	0	0
Long term to short term transfers	(9,402)	(10,751)
Others change in other financial liabilities	(399)	0
Other financial liabilities	68,994	76,944	87,609
Senior unsecured credit facility [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	830,000	1,030,000
Additions	0	0
Payments	(305,000)	(200,000)
Long term to short term transfers	0	0
Others change in other financial liabilities	0	0
Other financial liabilities	525,000	830,000	1,030,000
Debt issuance cost [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	4,124	7,190
Additions	0	0
Payments	0	0
Long term to short term transfers	0	0
Others change in other financial liabilities	2,575	3,066
Other financial liabilities	$ 1,549	$ 4,124	$ 7,190